Group entities - Narrative (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jun. 30, 2025 shares	Feb. 26, 2025	Apr. 16, 2024 USD ($)	Feb. 07, 2024 USD ($) division	Dec. 31, 2025 division	Dec. 31, 2023	Aug. 20, 2025 USD ($)	Apr. 03, 2025 USD ($) shares	Mar. 12, 2025 USD ($)	Mar. 04, 2025 $ / shares shares
Disclosure Of Interests In Other Entities [Line Items]
Number of operating divisions | division					3
Golden Ocean Group Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary	49.40%
Consideration transferred, acquisition-date fair value | $							$ 1,461,363	$ 137,066	$ 1,178,960
Number of shares acquired (in shares) | shares								17,036,474
Number of shares owned (in shares) | shares	98,400,204
Sale of Euronav Ship Management Hellas
Disclosure Of Interests In Other Entities [Line Items]
Gains (losses) recognised when control of subsidiary is lost | $			$ 19,700
CMB.TECH Bermuda Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%			100.00%
Total for all subsidiaries
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary					100.00%
CMB | CMB.TECH NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%		100.00%
Consideration transferred, acquisition-date fair value | $				$ 1,150,000
Number of operating divisions | division				3
Hemen Holding Limited | Golden Ocean Group Limited
Disclosure Of Interests In Other Entities [Line Items]
Number of shares acquired (in shares) | shares										81,363,730
Price per share acquired (in USD per share) | $ / shares										$ 14.49